SUBSEQUENT EVENT	12 Months Ended
Feb. 29, 2024
SUBSEQUENT EVENT
SUBSEQUENT EVENT

22.         SUBSEQUENT EVENT

In April 2024, the Company’s board of directors authorized to extend its share repurchase program launched in April 2021 by another 12 months. Pursuant to the extended share repurchase program, the Company may repurchase up to approximately $503.8 million of its common shares through April 30, 2025.